Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,606,807)	$ (1,647,586)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair market value of Series A warrants due to re-pricing	535,367
Noncash interest expense on short-term notes	28,364	13,646
Noncash interest expense on notes payable	91,284	125,815
Noncash interest expense on warrants related to convertible notes	12,893	18,255
Noncash interest expense-beneficial conversion feature (see note 9)	136,074	103,472
Non-controlling interest	(1,054)	(1,328)
Stock-based compensation expense	192,780	20,896
Issuance of stock in lieu of cash payment (see note 6)		311,479
Issuance of convertible notes in lieu of rent	6,597	69,582
Bad debt expense		19,739
Depreciation and amortization	40,163	58,855
Gain on foreign currency transactions
Changes in operating assets and liabilities:
Accounts receivable-decrease (increase)	(9,615)	(5,407)
Inventory-decrease (increase)	(21,688)	36,387
Other current assets-decrease (increase)	(1,743)	92,882
Other long-term assets-decrease (increase)	(2,967)	7,659
Accounts payable-increase (decrease)	(136,979)	237,430
Deferred revenues	6,000
Deferred compensation-increase (decrease)	202	13,472
Other current liabilities-increase (decrease)	16,777	(45,709)
Due to affiliates-increase (decrease)	(14,487)	(6,376)
Net cash used in operating activities	(1,728,839)	(576,837)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(10,962)
Liquidation of inactive affiliates	(7,566)
Net cash flows used in investing activities	(18,528)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible notes		75,000
Proceeds from issuance of short-term notes payable	143,385	439,033
Cancellation of intercompany short-term notes due to merger	(325,000)
Repayment of short-term notes payable	(20,731)
Proceeds from issuance of equity	2,000,000	10,000
Issuance of noncash warrants other than convertible notes related	32,565	99
Net cash provided by financing activities	1,830,219	524,132
Effect of exchange rates on changes in cash	141	(5,397)
Net increase (decrease) in cash and cash equivalents	82,993	(58,102)
Cash and cash equivalents, beginning of period	86,685	144,787
Cash and cash equivalents, end of period	169,678	86,685
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	3,377	1,463
Debt and accrued interest converted to equity	$ 2,036,450